ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
6.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The balance of accounts payable and accrued liabilities at December 31, 2020, is $4,528,890 (December 31, 2019 – $11,412,896). The majority of the payables and accrued liabilities of $3,732,616 relate to amounts owed to the Company’s product development suppliers, an amount of $445,815 relates to legal and audit and the balance relates to regular business operations (December 31, 2019 - $10,049,622, $560,904 respectively).

Product Development Supplier Agreement

On April 30, 2020, the Company reached an agreement with a supplier engaged by the Company for the payment of outstanding payables to be settled in full by the end of 2020. On October 13, 2020, the Company entered into a second agreement with the supplier, pursuant to which the supplier has extended the time for payment of the outstanding amounts owed by the Company to the end of the first quarter of 2021.   Pursuant to the second agreement, the Company paid a monthly amount of $250,000 from October through December 2020, a lump sum payment of $2,299,682 in December 2020, $750,000 in January 2021 and will pay a monthly amount of $750,000 in each of February and March 2021. These payments will be applied toward settling the outstanding amounts owed. Assuming successful completion of conditions under the second agreement, the Company is not expected to incur interest on the outstanding amounts after December 2020, and $673,000 of accrued interest is to be forgiven. A gain on settlement related to the accrued interest has been recognized in the quarter ended December 31, 2020.

Naglreiter Consulting Litigation

In late 2019, the Company became involved in litigation with Naglreiter Consulting, LLC. On June 8, 2020, the Company entered into a settlement agreement pursuant to which (i) a sum of $1,050,000 was paid to Naglreiter, (ii) Naglreiter returned certain personal property and related electronic data in its possession, (iii) and the pending litigation was dismissed. The Company recognized a gain on settlement of $1,839,626 in the year.